6. Equity	6 Months Ended
Jun. 30, 2013
Notes
6. Equity

6.             Equity

During the six months ended June 30, 2013, the Company has issued 12,700,000 common shares for cash proceeds of $18,400.

The Company issued 13,500,000 shares of common stock in exchange for services of non-employees during the six months ending June 30, 2013.  These shares were valued at the fair market value of the stock at the date of grant, resulting in the recognition of $291,500 in compensation expense.

On April 26, 2013, the Company issued an additional 200,000,000 shares of common stock to the sole officer and director.  These shares were valued at the fair market value of the stock at the date of grant, resulting in the recognition of $2,800,000 in compensation expense.

Convertible notes, in the amount of $97,500 were converted into 73,627,596 common shares, in accordance with the terms of the note agreements.

During the three and six month periods ended June 30, 2013 and 2012 the Company recorded in-kind contributions for rent expense in the amount of $300, $300, $600  and $600, respectively.

Amendment to the Articles of Incorporation

On May 22, 2013, the Company amended its Articles of Incorporation. The total number of shares this corporation is authorized to issue is 3,000,000,000 (three billion), allocated as follows among these classes and series of stock:

Schedule of Stock by Class

Designation	Par value	Shares
Common	$0.00001	2,900,000,000
Preferred Stock Class, Series A	$0.0001	10,000,000
Preferred Stock Class, Series B	$0.001	90,000,000

No preferred shares have been issued and have not been defined for the preferences.

There are no warrants or options currently outstanding.